RUSHMORE
4922 Fairmont Avenue
Bethesda, MD 20814-6076



                              April 30, 1999


VIA U.P.S. OVERNIGHT DELIVERY

Ms. Laura J. Riegel, Esq.
Securities and Exchange Commission
Division of Investment Management
Room 5317, Mail Stop 5-6
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Fund for Government Investors
          File Nos.  2-52552 and 811-2539

Dear Ms. Riegel:

     Pursuant to Rule 497(j), this letter shall certify that the prospectus and Statement of Additional Information for Fund for Government Investors ("Fund") that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from that contained in the most recent registration statement filed electronically on April 15, 1999.

     If you have any questions regarding the Fund's registration statement, please contact me at (301) 657-1503. Thank you.

                              Sincerely,


                              /s/ Stephenie E. Adams
                              Stephenie E. Adams